Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Accumulated depreciation	$ 954,000	$ 577,000
Debt instrument, unamortized discount, current	$ 64,000	$ 2,326,000
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	34,678,480	32,405,146
Common stock, shares outstanding	34,678,480	32,405,146
Rental Equipment [Member]
Accumulated depreciation	$ 5,000	$ 0
Series A Preferred Stock [Member]
Preferred stock, shares issued	1	1
Preferred stock, shares outstanding	1	1